On August 19, 2022 the 1290 Doubleline Dynamic Allocation changed its name to the 1290 Loomis Sayles Multi-Asset Income Fund.

For C.18 the 1290 Loomis Sayles Multi-Asset Income Fund
(formerly 1290 Doubleline Dynamic Allocation) paid commissions to broker-dealers for "brokerage and research services" during the period of 11/1/21 to 8/18/2022 but not during the period of 8/19/2022 to 10/31/2022.